Right of use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of carrying amounts of the Company´s right of use assets and lease and the movements during the years

	Right –of –use assets			Lease liabilities
	Buildings	Plant and machinery	Total
As of December 31, 2018	1,843	10,260	12,103	(12,103)
Additions	873	9,478	10,351	(10,351)
Depreciation (1)	(656)	(5,174)	(5,830)	—
Payments	—	—	—	7,619
Interest expense (2)	—	—	—	(1,932)

As of December 31, 2019	2,060	14,564	16,624	(16,767)

(1)	Includes depreciation associated to leases from drilling services incurred is capitalized as work in progress by 1,326
(2)	Includes drilling services capitalized as work in progress by 371.

	Right –of –use assets			Lease liabilities
	Buildings	Plant and machinery	Total
As of December 31, 2019	2,060	14,564	16,624	(16,767)
Additions	114	17,273	17,387	(17,470)
Modifications	(257)	(3,671)	(3,928)	3,901
Depreciation (1)	(598)	(6,907)	(7,505)	—
Payments	—	—	—	9,067
Interest expense (2)	—	—	—	(2,412)

As of December 31, 2020	1,319	21,259	22,578	(23,681)

(1)	Includes depreciation associated to leases from drilling services incurred is capitalized as work in progress by 2,142.
(2)	Includes drilling services capitalized as work in progress by 771.